Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MID CAP GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000711674
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
Morgan Stanley Mid Cap Growth Fund (Prospectus Summary) | Morgan Stanley Mid Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRAX
Morgan Stanley Mid Cap Growth Fund (Prospectus Summary) | Morgan Stanley Mid Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRBX
Morgan Stanley Mid Cap Growth Fund (Prospectus Summary) | Morgan Stanley Mid Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRCX
Morgan Stanley Mid Cap Growth Fund (Prospectus Summary) | Morgan Stanley Mid Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRDX